Form N-1A Cover	Feb. 17, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 17, 2026
Prospectus Date	Feb. 17, 2026